Consolidated Balance Sheets (Parentheticals) - ₪ / shares	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Ordinary shares, par value (in New Shekels per share)	₪ 0.01	₪ 0.01
Ordinary shares, shares authorized	1,200,000,000	1,200,000,000
Ordinary shares, shares issued	90,205,191	26,986,203
Ordinary shares, shares outstanding	90,205,191	26,986,203